Document and Entity Information Document and Entity Information	Aug. 08, 2022
Document Information [Line Items]
Entity Central Index Key	0001527469
Written Communications	false
Entity Incorporation, State or Country Code	D0
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	ATHENE HOLDING LTD
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address, Address Line One	Second Floor, Washington House
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	279-8400
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Address Line Two	16 Church Street
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Share, Series A
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 5.625% Fixed Rate Perpetual Non-Cumulative Preference Share, Series B
Trading Symbol	ATHPrB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 6.375% Fixed-Rate Reset Perpetual Non-Cumulative Preference Share, Series C
Trading Symbol	ATHPrC
Security Exchange Name	NYSE
Series D Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 4.875% Fixed-Rate Perpetual Non-Cumulative Preference Share, Series D
Trading Symbol	ATHPrD
Security Exchange Name	NYSE